UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 McKinley Funds
                                  P.O. Box 446
                               Portland, ME 04112
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-686-2546

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                        THE ADVISORS' INNER CIRCLE FUND



                     MCKINLEY CAPITAL LARGE CAP GROWTH FUND
                     SEMI-ANNUAL REPORT      APRIL 30, 2003


                                 MCKINLEY CAPITAL LARGE CAP GROWTH FUND
                                    INSTITUTIONAL CLASS SHARES
                                    ADVISOR CLASS SHARES


                                 [LOGO OMITTED]
                     MCKINLEY CAPITAL LARGE CAP GROWTH FUND

                                     INVESTMENT ADVISER:
                                     MCKINLEY CAPITAL MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND
                                                      APRIL 30, 2003
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets .............................................         1

Statement of Operations .............................................         5

Statement of Changes in Net Assets ..................................         6

Financial Highlights ................................................         7

Notes to Financial Statements .......................................         8
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND
                                                      APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 95.2%
--------------------------------------------------------------------------------
                                                           SHARES        VALUE
                                                        -----------   ----------
BANKS -- 4.7%
Bank of America ......................................         215   $   15,921
Citigroup ............................................         860       33,755
                                                                     ----------
                                                                         49,676
                                                                     ----------
BEAUTY PRODUCTS -- 1.9%
Procter & Gamble .....................................         225       20,216
                                                                     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.0%
Clear Channel Communications* ........................         645       25,226
Nextel Communications* ...............................       1,860       27,509
                                                                     ----------
                                                                         52,735
                                                                     ----------
COMPUTER - HARDWARE -- 7.1%
Cisco Systems* .......................................       2,085       31,359
Dell Computer* .......................................         635       18,358
Lexmark International* ...............................         340       25,333
                                                                      ----------
                                                                         75,050
                                                                     ----------
COMPUTER SERVICES -- 1.0%
Mercury Interactive* .................................         310       10,521
                                                                     ----------
COMPUTER SOFTWARE -- 11.4%
Electronic Arts* .....................................         325       19,263
First Data ...........................................         900       35,307
Microsoft ............................................       1,660       42,446
Symantec* ............................................         515       22,634
                                                                     ----------
                                                                        119,650
                                                                     ----------
ELECTRICAL EQUIPMENT -- 2.0%
Medtronic ............................................         450       21,483
                                                                     ----------
ELECTRONICS MANUFACTURING -- 5.0%
General Electric .....................................       1,775       52,274
                                                                     ----------
ENTERTAINMENT -- 2.1%
Liberty Media* .......................................       2,000       22,000
                                                                     ----------
FINANCIAL SERVICES -- 2.6%
American Express .....................................         715       27,070
                                                                     ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      MCKINLEY CAPITAL LARGE CAP
                                                     GROWTH FUND
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - continued
--------------------------------------------------------------------------------
                                                          Shares        Value
                                                        ----------   ----------
MEDICAL PRODUCTS & SERVICES -- 7.4%
Health Net* ......................................             760   $   19,829
Johnson & Johnson ................................           1,040       58,614
                                                                     ----------
                                                                         78,443
                                                                     ----------
MEDICAL/HEALTH CARE -- 2.7%
Caremark Rx* .....................................           1,455       28,969
                                                                     ----------
NATIONAL COMMERCIAL BANKS -- 1.5%
JP Morgan Chase ..................................            545        15,996
                                                                     ----------
OFFICE FURNITURE & Fixtures -- 2.3%
3M ...............................................             190       23,948
                                                                     ----------
PHARMACEUTICALS -- 16.1%
Amgen* ...........................................             495       30,348
Forest Laboratories* .............................             400       20,688
Gilead Sciences* .................................             490       22,609
Pfizer ...........................................           2,318       71,278
Teva Pharmaceutical Industries ADR ...............             520       24,284
                                                                     ----------
                                                                        169,207
                                                                     ----------
PRECIOUS METALS -- 3.5%
Praxair ..........................................             635       36,881
                                                                     ----------
PRINTING & Publishing -- 2.8%
Viacom* ..........................................             675       29,302
                                                                     ----------
RETAIL -- 7.3%
Brinker International* ...........................           1,020       32,385
Family Dollar Stores .............................             450       15,386
Wal-Mart Stores ..................................             510       28,723
                                                                     ----------
                                                                         76,494
                                                                     -----------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.5%
Intel ............................................           1,410       25,944
                                                                     ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      MCKINLEY CAPITAL LARGE CAP
                                                     GROWTH FUND
                                                     APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                          SHARES        VALUE
                                                        ----------   ----------
TELEPHONES & TELECOMMUNICATIONS -- 4.0%
Amdocs*^ ......................................              1,235   $   21,810
Verizon Communications ........................                535       19,998
                                                                     ----------
                                                                         41,808
                                                                     ----------
WHOLESALE -- 2.3%
Dean Foods* ...................................                570       24,812
                                                                     ----------
TOTAL COMMON STOCK (Cost $915,132) ............                       1,002,479
                                                                     ----------
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 2.0%
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.0%
Unilever+ .....................................                335       21,095
                                                                     ----------
TOTAL FOREIGN STOCKS (Cost $19,539) ...........                          21,095
                                                                     ----------
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 4.8%
--------------------------------------------------------------------------------
BANK DEPOSIT -- 4.8%
Union Bank of California
Money Market Fund .............................             50,508       50,508
                                                                     ----------
TOTAL CASH EQUIVALENT (Cost $50,508) ..........                          50,508
                                                                     ----------
TOTAL INVESTMENTS -- 102.0% (Cost $985,179) ...                      $1,074,082
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (2.0)%
Investment Advisory Fees Receivable ...........                          11,031
Administrative Fees Payable ...................                         (11,041)
Distribution Fees Payable .....................                            (135)
Other Assets and Liabilities, Net .............                         (20,722)
                                                                     ----------
TOTAL OTHER ASSETS AND LIABILITIES ............                         (20,867)
                                                                     ----------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      MCKINLEY CAPITAL LARGE CAP
                                                     GROWTH FUND
                                                     APRIL 30, 2003 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
                                                                        VALUE
                                                                     ----------
Portfolio Shares of Institutional Class
  (unlimited authorization -- no par
   value) based on 92,332 outstanding shares of
   beneficial interest .........................................     $  850,048
Portfolio Shares of Advisor Class
  (unlimited authorization-- no par value)
  based on 12,741 outstanding shares of beneficial interest ....        125,793
Distribution in excess of net investment income ................           (578)
Accumulated net realized loss on investments ...................        (10,951)
Net unrealized appreciation on investments .....................         88,903
                                                                     ----------
TOTAL NET ASSETS -- 100.0% .....................................     $1,053,215
                                                                     ==========
NET ASSET VALUE, Offering and Redemption
  Price Per Share -- Institutional Class .......................         $10.02
                                                                         ======
Net Asset Value and Redemption
  Price Per Share -- Advisor Class .............................         $10.02
                                                                         ======
Maximum Offering Price Per Share -- Advisor Class
  ($10.02/94.25%**) ...................................                  $10.63
                                                                         ======

 *    Non-Income Producing Security
 ** For a description of the front-end sales charge please see the Fund's current prospectus.
ADR   American Depositary Receipt
 ^    Guernsey Islands domiciled security traded on the New York Stock Exchange.
 +    Netherlands domiciled security traded on the New York Stock Exchange.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      MCKINLEY CAPITAL LARGE CAP
                                                     GROWTH FUND
                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                                    NOVEMBER 1,
                                                                     2002* TO
                                                                      APRIL 30,
                                                                        2003
                                                                    (UNAUDITED)
                                                                     ---------
INVESTMENT INCOME
Dividends ........................................................    $  1,712
Interest .........................................................         152
Less: Foreign Taxes Withheld .....................................          (4)
                                                                      --------
   TOTAL INCOME ..................................................       1,860
                                                                      --------
EXPENSES
Investment Advisory Fees .........................................       1,653
Administrative Fees ..............................................      65,147
Shareholder Servicing Fees(1) ....................................         135
Transfer Agent Fees ..............................................      27,164
Professional Fees ................................................      16,767
Amortization of Deferred Offering Costs ..........................      15,083
Printing Fees ....................................................       3,657
Trustee Fees .....................................................       2,951
Custody Fees .....................................................       1,623
Registration and Filing Fees .....................................       1,200
Insurance and Other Fees .........................................       2,316
                                                                      --------
   TOTAL EXPENSES ................................................     137,696
                                                                      --------
Less:
Investment Advisory Fees Waived ..................................      (1,653)
Reimbursement from Investment Adviser ............................    (133,412)
Directed Brokerage ...............................................        (291)
                                                                      --------
   NET EXPENSES ..................................................       2,340
                                                                      --------
NET INVESTMENT LOSS ..............................................        (480)
                                                                      --------
NET REALIZED LOSS ON INVESTMENTS .................................     (10,951)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS .............      88,903
                                                                      --------
TOTAL NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ............      77,952
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............    $ 77,472
                                                                      ========
  * COMMENCEMENT OF OPERATIONS.
(1) SHAREHOLDER SERVICING FEES CHARGED TO ADVISOR SHARES. SEE NOTE 4 IN THE NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      MCKINLEY CAPITAL LARGE CAP
                                                     GROWTH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                NOVEMBER 1,
                                                                 2002* TO
                                                                 APRIL 30,
                                                                   2003
                                                               (UNAUDITED)
                                                               -----------
OPERATIONS:
    Net Investment Loss ..................................      $     (480)
    Net Realized Loss on Investments .....................         (10,951)
    Net Change in Unrealized Appreciation on Investments .          88,903
                                                                ----------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .          77,472
                                                                ----------
DISTRIBUTIONS:
    Net Investment Income:
    Institutional Class ..................................             (48)
    Advisor Class ........................................             (50)
                                                                ----------
    TOTAL DISTRIBUTIONS ..................................             (98)
                                                                ----------
CAPITAL SHARE TRANSACTIONS (1):
    Institutional Class:
    Issued ...............................................         850,100
    In Lieu of Cash Distributions ........................              48
    Redeemed .............................................            (100)
                                                                ----------
    NET INSTITUTIONAL CLASS CAPITAL SHARE TRANSACTIONS ...         850,048
                                                                ----------
    Advisor Class:
    Issued ...............................................         125,843
    In Lieu of Cash Distributions ........................              50
    Redeemed .............................................            (100)
                                                                ----------
    NET ADVISOR CLASS CAPITAL SHARE TRANSACTIONS .........         125,793
                                                                ----------
    INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS         975,841
                                                                ----------
    TOTAL INCREASE IN NET ASSETS .........................       1,053,215
                                                                ----------
NET ASSETS:
    Beginning of Period ..................................              --
                                                                ----------
    End of Period ........................................      $1,053,215
                                                                ==========

    *  COMMENCEMENT OF OPERATIONS.
  (1) SEE NOTE 7 IN THE NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      MCKINLEY CAPITAL LARGE CAP
                                                     GROWTH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                              SELECTED PER SHARE DATA & RATIOS
                                ------------------------------------------------
                                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       NOVEMBER 1, 2002* TO
                                                          APRIL 30, 2003
                                                            (UNAUDITED)
                                                     ------------------------
                                                      INSTITUTIONAL   ADVISOR
                                                         CLASS         CLASS
                                                     --------------  --------
Net Asset Value,
   Beginning of Period ..............................    $10.00       $10.00
                                                         ------       ------
Income from Investment Operations:
Net Investment Income (Loss) ........................      0.00**      (0.01)
Net Realized and Unrealized Gain ....................      0.02         0.03
                                                         ------       ------
Total from Investment Operations ....................      0.02         0.02
                                                         ------       ------
Distributions:
Net Investment Income ...............................     (0.00)**     (0.00)**
                                                         ------       ------
Total Distributions .................................     (0.00)**     (0.00)**
                                                         ------       ------
Net Asset Value, End of Period ......................    $10.02       $10.02
                                                         ======       ======
   TOTAL RETURN+ ....................................      0.25%        0.25%++
                                                         ======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...............      $925         $128
Ratio of Expenses to Average Net Assets .............      1.00%        1.25%
Ratio of Expenses to Average Net Assets (Excluding
 Fee  Waivers and Reimbursements) ...................     50.00%      100.26%
Ratio of Net Investment Loss to Average Net Assets ..     (0.23)%      (0.18)%
Ratio of Net Investment Loss to Average Net Assets
 (Excluding Fee  Waivers and Reimbursements) ........    (49.23)%     (99.19)%
Portfolio Turnover Rate .............................        49%          49%

 * COMMENCEMENT OF OPERATIONS. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. ** AMOUNT ROUNDS TO LESS THAN $0.01 PER SHARE.
 + TOTAL RETURN IS FOR THE PERIOD AND HAS NOT BEEN ANNUALIZED. RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES REIMBURSED BY THE ADVISER DURING THE PERIODS INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
++  TOTAL RETURN FIGURE DOES NOT REFLECT APPLICABLE SALES LOAD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      MCKINLEY CAPITAL LARGE CAP
                                                     GROWTH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the McKinley Capital Large Cap Growth Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

McKinley Capital Large Cap Growth Fund commenced operations on November 1, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on a national market system are valued at the official closing price. Securities for which prices are not available, of which there are none at April 30, 2003, will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification

THE ADVISORS' INNER CIRCLE FUND                      MCKINLEY CAPITAL LARGE CAP
                                                     GROWTH FUND

--------------------------------------------------------------------------------
     method. Dividend income is recorded on the ex-dividend date.
     Interest income is recognized on the accrual basis.

     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. As of April 30, 2003, there were no repurchase agreements held by the Fund.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund or share class are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     DEFERRED OFFERING COSTS -- Offering Costs, which include registration fees, typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from the Fund's inception on November 1, 2002.

     DIRECTED BROKERAGE -- The Fund may direct certain investment trades to brokers who pay a portion of the commissions for those trades to the Fund. The commissions paid are used to offset a portion of the total annual operating expenses of the Fund after expense waivers. During the six months ended April 30, 2003, the Fund's expenses were reduced by $291 under this arrangement.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. The Distributor did not receive any fees for the period ended April 30, 2003.

THE ADVISORS' INNER CIRCLE FUND                      MCKINLEY CAPITAL LARGE CAP
                                                     GROWTH FUND
--------------------------------------------------------------------------------

4. ADMINISTRATION,  TRANSFER AGENCY,  DISTRIBUTION,  AND SHAREHOLDER  SERVICING
   AGREEMENTS:

The Trust and SEI  Investment  Global Funds  Services (the  "Administrator"),  a
wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement under which the Administrator provides management and administrative services. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% for the first $250 million in assets, 0.125% for the next $250 million in assets, 0.10% for all assets greater than $500 million. The minimum fee is $132,500 for two classes of shares, and $125,000 for a single class of shares. The fee shall be increased $50,000 for each portfolio created and the minimum fee shall be increased $15,000 for each new class added to the Fund.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Trust has adopted a Shareholder Service Plan (the "Plan"). Under the Plan, service providers that enter into agreements with the Trust may receive up to 0.25% of the Fund's average net assets attributable to Advisor Shares.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, McKinley Capital Management, Inc. (the "Adviser") provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has voluntarily agreed to waive fees and reimburse Fund expenses to limit the Fund's expenses to 1.00% and 1.25% of the average daily net assets of the Institutional and Advisor Shares, respectively.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2003 the Fund made purchases of $1,171,378 and sales of $225,757 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                      MCKINLEY CAPITAL LARGE CAP
                                                     GROWTH FUND

--------------------------------------------------------------------------------
7. SHARE TRANSACTIONS:

Share Transactions for the Fund were as follows:

     SHARE TRANSACTIONS:
       Institutional Class:
       Issued                                       92,337
       In Lieu of Cash Distributions                     5
       Redeemed                                        (10)
                                                   -------
       TOTAL INSTITUTIONAL CLASS SHARES             92,332
                                                   -------
     SHARE TRANSACTIONS:
       Advisor Class:
       Issued                                       12,746
       In Lieu of Cash Distributions                     5
       Redeemed                                        (10)
                                                   -------
       TOTAL ADVISOR CLASS SHARES                   12,741
                                                   -------
       NET INCREASE IN SHARES OUTSTANDING
         FROM SHARE TRANSACTIONS                   105,073
                                                   =======

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. There were no permanent book-tax difference as of April 30, 2003.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at April 30, 2003, were as follows:
         FEDERAL         APPRECIATED       DEPRECIATED      NET UNREALIZED
         TAX COST        SECURITIES        SECURITIES        APPRECIATION
         --------        -----------       -----------      --------------
         $985,179          $91,321          $(2,418)           $88,903

                                     NOTES

                                     NOTES

                     MCKINLEY CAPITAL LARGE CAP GROWTH FUND
                                  P.O. Box 446
                               Portland, ME 04112
                                 1-866-686-2546

                                    ADVISER:
                       McKinley Capital Management, Inc.
                            3301 C Street, Suite 500
                            Anchorage, Alaska 99503

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








    This information must be preceded or accompanied by a current prospectus for the Portfolios described.

MCK-SA-001-0100

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund

By (Signature and Title)*              \s\ James R. Foggo
                                       -----------------------------------------
                                       James R. Foggo, President

Date 7/1/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              \s\ James R. Foggo
                                       -----------------------------------------
                                       James R. Foggo, President

Date 7/1/03

By (Signature and Title)*              \s\ Jennifer E. Spratley
                                       -----------------------------------------
                                       Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.